Annual Total Returns - Strategic Advisers Large Cap Fund [BarChart] - 05.31 Strategic Advisers Large Cap Fund PRO-09 - Strategic Advisers Large Cap Fund - Strategic Advisers Large Cap Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	16.11%
Annual Return 2013	32.84%
Annual Return 2014	12.11%
Annual Return 2015	0.08%
Annual Return 2016	10.82%
Annual Return 2017	22.55%
Annual Return 2018	(5.82%)
Annual Return 2019	31.68%
Annual Return 2020	19.32%
Annual Return 2021	27.99%